Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Judgements And Estimates [Abstract]
Significant Accounting Judgements and Estimates

3. SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Judgement

In the process of applying the Group’s accounting policies, management has made the following judgement, apart from those involving estimations, which has the most significant effect on the amounts recognised in the consolidated financial statements:

Revenue from contracts with customers

The Group has applied the following judgements that significantly affect the determination of the performance obligations and the method to estimate variable consideration of revenue from contracts with customers:

(i) Determining the performance obligations of the contract

A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Group determined that both license and JSC service are each capable of being distinct. In assessing whether each item has standalone value to the customer, the Group considers factors such as the research, manufacturing, and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace, which indicates that the customer can benefit from both license and service on their own. The Group also determined that the promises to transfer the license and to provide JSC service are distinct within the context of the contract. The license is separately identifiable in the contract and will be granted at contract inception. The license is not an input that will be integrated with the service which represents a combined output. The preparation and attendance of the various steering committees is to assist in conducting clinical trials and obtaining regulatory approval of the technology, but does not modify the technology itself. In addition, the license and JSC service are not highly interdependent or highly interrelated, because the delivery of license is not dependent on the service to be provided in the future, and accordingly, it is not interdependent or interrelated with the service.

In determining whether the license transfers to a customer either at a point in time or over time, the Group considers whether the nature of the Group’s promise in granting the license to a customer is to provide a right to access or a right to use the Group’s intellectual property. The Group assessed that the Group provides a right to use the license as the license exists (in terms of form and functionality) at a point in time at which it is granted. The license is already developed and has positive results on cancer patient candidates. The next step is to perform clinical trials again in a controlled and monitored environment.

The Group has allocated the transaction price to license and JSC service based on relative standalone selling prices. The standalone selling prices are not directly observable, and therefore, the Group estimates it using income approach for license and expected cost plus margin approach for JSC service with the assistance of an independent third-party valuer. The Group has considered all information that is reasonably available, including but not limited to, third-party or industry pricing, costs incurred to provide the good or service, related profit margins.

(ii) Determining the method to estimate variable consideration

Certain contract includes milestone payment that give rise to variable consideration. In estimating the variable consideration, the Group is required to use either the expected value method or the most likely amount method based on which method better predicts the amount of consideration to which it will be entitled. The Group determined that the most likely amount method is the appropriate method to use in estimating the variable consideration for the milestone payments as this method better predicts the amount of variable consideration to which the Group will be entitled.

3. SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Judgement (continued)

Revenue from contracts with customers (continued)

(ii) Determining the method to estimate variable consideration (continued)

Before including any amount of variable consideration in the transaction price, the Group considers whether the amount of variable consideration is constrained. The Group evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Impairment of non-financial assets (other than goodwill)

The Group assesses whether there are any indicators of impairment for all non-financial assets (including the right-of-use assets) at the end of each reporting period. Non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows.

Deferred tax assets

Deferred tax assets are recognised for unused tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses and deductible temporary differences can be utilised. Significant management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and level of future taxable profits together with future tax planning strategies. The outcome of their actual utilisation may be different. The amount of unrecognised deferred tax assets for deductible temporary differences and unused tax losses as at December 31, 2020, and 2019 was US$102,615,000 and US$46,717,000, respectively. Further details are contained in note 8 to the consolidated financial statements.

Share-based compensation

The fair value of share options granted by the Group is estimated using the binomial model. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Management estimates expected volatility based on the historical volatility of the stock of comparable companies. Expiration date is the basis for determining the expected life of an option. The risk-free interest rate is based on treasury yield curve rates with a remaining term which approximates to the expected life assumed at the date of grant. Changes in these input variables would affect the amount of expense associated with share-based compensation. The compensation expense recognised for all share-based awards is net of estimated forfeitures. The Company estimates forfeiture rates based on historical analysis of option forfeitures. If actual forfeitures vary from estimated forfeitures, adjustments to the compensation expense may be required. For the years ended December 31, 2020, 2019 and 2018, the equity-settled share option expense was US$1,905,000, US$1,272,000 and US $704,000 respectively. Further details are contained in note 25 to the consolidated financial statements.